July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Securitized Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2024-2, Class A3, 4.14%, 07/16/29	$600	$ 598,470
American Express Credit Account Master Trust
Series 2024-2, Class A, 5.24%, 04/15/31	3,000	3,100,292
Series 2024-3, Class A, 4.65%, 07/15/29	1,000	1,008,110
Series 2025-2, Class A, 4.28%, 04/15/30	1,400	1,403,211
Series 2025-3, Class A, 4.51%, 04/15/32	1,000	1,008,029
Americredit Automobile Receivables Trust, Series 2023-1, Class A3, 5.62%, 11/18/27	1,118	1,121,846
CarMax Auto Owner Trust
Series 2024-1, Class A4, 4.94%, 08/15/29	1,000	1,011,399
Series 2024-4, Class A4, 4.64%, 04/15/30	860	865,947
Series 2025-2, Class A3, 4.48%, 03/15/30	800	802,804
Series 2025-2, Class B, 4.96%, 11/15/30	500	505,191
Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.26%, 10/10/29	940	937,323
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/28	6,913	6,976,465
Series 2024-A1I, Class A, 4.62%, 01/16/29	1,520	1,527,047
Citibank Credit Card Issuance Trust
Series 2007-A3, Class A3, 6.15%, 06/15/39	500	545,456
Series 2025-A2, Class A, 4.49%, 06/21/32	500	501,771
CNH Equipment Trust, Series 2024-B, Class A3, 5.19%, 09/17/29	1,600	1,619,321
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 05/17/32	1,000	992,351
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28	1,494	1,497,104
Series 2024-2A, Class C, 5.74%, 05/15/29	3,000	3,025,703
Series 2024-2A, Class D, 5.92%, 02/15/30	2,000	2,030,883
First National Master Note Trust, Series 2025-1, Class A, 4.85%, 02/15/30	2,000	2,025,047
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/28	3,350	3,376,502
Series 2024-C, Class A3, 4.07%, 07/15/29	3,000	2,988,697
Series 2024-D, Class B, 4.88%, 09/15/30	500	504,050
Ford Credit Floorplan Master Owner Trust A, Series 2025-1, Class A1, 4.63%, 04/15/30	1,000	1,006,822
GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.66%, 02/21/28	600	601,637
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B, 5.16%, 08/16/29	1,000	1,011,009
Series 2024-2, Class B, 5.28%, 10/16/29	850	861,823
Series 2024-4, Class A3, 4.40%, 08/16/29	1,000	1,001,226
Series 2025-1, Class A3, 4.62%, 12/17/29	500	503,210
Series 2025-3, Class A3, 4.18%, 08/16/30	1,000	998,907
Series 2025-3, Class A4, 4.30%, 09/16/31	500	499,888
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26	82	82,000
Series 2024-A, Class A3, 4.99%, 02/15/29	4,000	4,028,208
Series 2024-B, Class B, 5.04%, 09/16/30	560	566,426
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28	650	654,239
Series 2024-A, Class A4, 4.91%, 02/18/31	610	617,774
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/29	3,000	3,024,878
Nissan Auto Receivables Owner Trust
4.57%, 11/15/30	500	504,615
Series 2024-A, Class A3, 5.28%, 12/15/28	2,250	2,271,349
Series 2024-B, Class A4, 4.35%, 09/15/31	500	500,604
Security	Par (000)	Value
Asset-Backed Securities (continued)
Nissan Auto Receivables Owner Trust (continued)
Series 2025-A, Class A3, 4.49%, 12/17/29	$1,000	$ 1,005,652
PG&E Wildfire Recovery Funding LLC, Series 2022-1, Class A4, 4.45%, 12/01/49	500	434,989
Santander Drive Auto Receivables Trust
Series 2024-4, Class D, 5.32%, 12/15/31	500	503,339
Series 2025-2, Class A3, 4.67%, 08/15/29	500	501,426
Synchrony Card Funding LLC
Series 2024-A1, Class A, 5.04%, 03/15/30	1,740	1,756,964
Series 2025-A2, Class A, 4.49%, 05/15/31	1,000	1,004,558
Toyota Auto Receivables Owner Trust, Series 2025-B, Class A3, 4.34%, 11/15/29	200	200,531
Verizon Master Trust, Series 2024-3, Class A1A, 5.34%, 04/22/30	7,000	7,114,922
Virginia Power Fuel Securitization LLC, Series 2020- 24, Class A2, 4.88%, 05/01/33	2,000	2,021,197
WF Card Issuance Trust, Series 2024-A2, Class A, 4.29%, 10/15/29	700	701,110
World Omni Auto Receivables Trust
Series 2022-A, Class A4, 1.90%, 03/15/28	1,000	985,218
Series 2025-A, Class A4, 4.86%, 11/15/30	500	508,298
Series 2025-B, Class A3, 4.34%, 09/16/30	500	501,151
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3, 4.42%, 04/17/28	400	400,613
Total Asset-Backed Securities — 1.4% (Cost: $75,831,270)		76,347,602
Corporate Bonds
Electric Utilities — 0.1%
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	500	502,037
PG&E Recovery Funding LLC
Series 2024-1, Class A3, 5.53%, 06/01/51	900	888,954
Series 2024-A, Class A2, 5.23%, 06/01/42	1,000	987,318
PG&E Wildfire Recovery Funding LLC
Series 2022-1, Class A2, 4.26%, 06/01/38	1,000	940,498
Series 2022-1, Class A3, 4.38%, 06/01/39	1,000	912,615
Series 2022-1, Class A5, 4.67%, 12/01/53	500	432,161
Series 2022-B, Class A2, 4.72%, 06/01/37	500	484,350
Series 2022-B, Class A3, 5.08%, 06/01/43	500	487,037
SCE Recovery Funding LLC, Series 2023-A, Class A2, 5.11%, 12/15/49	280	264,058
Total Corporate Bonds — 0.1% (Cost: $6,029,950)		5,899,028
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.7%
Bank
Series 2018-BN11, Class B, 4.34%, 03/15/61(a)	500	479,228
Series 2019-BN16, Class C, 4.79%, 02/15/52(a)	500	450,636
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,568,804
Series 2019-BN21, Class A5, 2.85%, 10/17/52	4,564	4,225,463
Series 2020-BN25, Class C, 3.35%, 01/15/63(a)	200	173,348
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	3,958,517
Series 2021-BN36, Class C, 3.20%, 09/15/64(a)	250	206,076
Series 2022-BNK40, Class B, 3.39%, 03/15/64(a)	500	436,315
Series 2022-BNK43, Class A5, 4.40%, 08/15/55	1,000	962,723
Series 2023-5YR4, Class A3, 6.50%, 12/15/56	433	453,917
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	2,860	2,958,449

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bank (continued)
Series 2024-5YR7, Class AS, 6.49%, 06/15/57(a)	$1,180	$ 1,232,618
Series 2024-5YR7, Class B, 6.94%, 06/15/57	1,150	1,206,184
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class B, 3.88%, 02/15/50(a)	500	480,650
Barclays Commercial Mortgage
Series 2024-C30, Class A2, 6.13%, 11/15/57	400	416,287
Series 2024-C30, Class AS, 5.83%, 11/15/57(a)	250	255,258
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	908	893,230
Series 2018-C2, Class A4, 4.05%, 12/15/51	500	491,620
Series 2020-C7, Class A5, 2.04%, 04/15/53	2,010	1,777,422
Series 2021-C12, Class A5, 2.69%, 11/15/54	1,171	1,024,628
Series 2021-C12, Class AS, 2.90%, 11/15/54	250	214,204
Series 2021-C9, Class C, 3.19%, 02/15/54(a)	250	208,560
Series 2022-C16, Class A5, 4.60%, 06/15/55(a)	3,000	2,912,487
Series 2022-C17, Class A5, 4.44%, 09/15/55	1,000	968,325
Series 2022-C18, Class C, 6.15%, 12/15/55(a)	300	303,870
Series 2024-5C25, Class AS, 6.36%, 03/15/57(a)	410	426,189
Series 2024-5C25, Class C, 6.64%, 03/15/57(a)	500	511,664
Series 2024-5C31, Class A3, 5.61%, 12/15/57	500	516,716
Series 2025-5C34, Class A3, 5.66%, 05/15/58	300	310,948
Series 2025-C32, Class A5, 5.72%, 02/15/62	1,000	1,046,370
Series 2025-C35, Class A5, 5.59%, 07/15/58	500	517,156
BBCMS Trust
Series 2021-C10, Class A5, 2.49%, 07/15/54	7,710	6,875,418
Series 2021-C10, Class ASB, 2.27%, 07/15/54	500	465,654
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	2,489	2,447,057
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,553,991
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,319	3,170,860
Series 2019-B13, Class A4, 2.95%, 08/15/57	4,093	3,809,989
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,419,404
Series 2020-B19, Class B, 2.35%, 09/15/53	937	718,475
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,610,658
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,730,786
Series 2021-B28, Class A5, 2.22%, 08/15/54	7,100	6,123,492
Series 2021-B29, Class A4, 2.14%, 09/15/54	500	431,729
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,405,398
Series 2021-B30, Class B, 2.53%, 11/15/54(a)	250	199,119
Series 2022-B33, Class A5, 3.46%, 03/15/55	476	433,755
Series 2024-V12, Class AS, 6.03%, 12/15/57(a)	500	515,800
Series 2024-V5, Class B, 6.06%, 01/10/57(a)	500	507,203
Series 2024-V6, Class A3, 5.93%, 03/15/57	2,000	2,074,393
Series 2024-V6, Class AS, 6.38%, 03/15/57	920	954,721
Series 2024-V6, Class B, 6.79%, 03/15/57	500	520,538
Series 2024-V7, Class A2, 5.77%, 05/15/56	1,000	1,031,327
Series 2024-V8, Class B, 6.95%, 07/15/57(a)	500	527,262
Series 2025-V13, Class A2, 5.33%, 02/15/58	1,500	1,520,745
Series 2025-V14, Class AM, 6.09%, 04/15/57(a)	250	259,306
BMARK, Series 2023-V4, Class B, 7.46%, 11/15/56(a)	500	529,822
BMO Mortgage Trust
Series 2023-C7, Class AS, 6.67%, 12/15/56(a)	500	534,624
Series 2024-5C3, Class AS, 6.29%, 02/15/57(a)	1,000	1,033,014
Series 2024-5C5, Class A3, 5.86%, 02/15/57	1,400	1,452,062
Series 2024-5C6, Class AS, 5.75%, 09/15/57(a)	500	507,004
Series 2024-5C8, Class C, 5.74%, 12/15/57(a)	500	494,105
Series 2024-C8, Class A5, 5.60%, 03/15/57(a)	2,720	2,817,319
Series 2024-C8, Class AS, 5.91%, 03/15/57(a)	2,000	2,079,455
Series 2024-C8, Class B, 6.14%, 03/15/57(a)	1,470	1,506,208
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust (continued)
Series 2024-C8, Class C, 6.23%, 03/15/57(a)	$250	$ 252,363
Series 2025-5C11, Class C, 6.01%, 07/15/58	250	250,206
Series 2025-C11, Class A5, 5.69%, 02/15/58	1,000	1,040,296
CD Mortgage Trust(a)
Series 2017-CD6, Class AM, 3.71%, 11/13/50	500	483,971
Series 2018-CD7, Class B, 4.66%, 08/15/51	400	382,203
CGMS Commercial Mortgage Trust, Series 2017-B1, Class C, 4.10%, 08/15/50(a)	500	472,543
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4, 3.47%, 10/12/50	7,905	7,696,499
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,866	1,827,393
Series 2019-C7, Class C, 3.92%, 12/15/72(a)	1,000	899,002
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/49	3,984	3,918,316
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	3,319	3,266,796
Series 2018-CX11, Class B, 4.45%, 04/15/51(a)	500	485,265
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,000	895,512
DBJPM Mortgage Trust
Series 2016-C3, Class A5, 2.89%, 08/10/49	6,225	6,100,477
Series 2017-C6, Class AM, 3.56%, 06/10/50(a)	1,500	1,435,116
Series 2020-C9, Class AM, 2.34%, 08/15/53	200	172,666
GS Mortgage Securities Trust
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	2,489	2,426,270
Series 2019-GC38, Class A3, 3.70%, 02/10/52	1,000	966,793
Series 2021-GSA3, Class A4, 2.37%, 12/15/54	900	782,931
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class A5, 3.45%, 09/15/50	2,903	2,830,115
Series 2019-COR4, Class A5, 4.03%, 03/10/52	1,000	952,605
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	4,979	4,841,573
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4, 3.91%, 07/15/51	2,186	2,137,798
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	584,287
Series 2019-L3, Class B, 3.65%, 11/15/52(a)	250	227,729
Series 2020-HR8, Class B, 2.70%, 07/15/53	63	52,338
Series 2021-L6, Class AS, 2.75%, 06/15/54(a)	1,634	1,425,853
Series 2021-L6, Class C, 3.46%, 06/15/54(a)	250	205,427
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(a)	502	531,511
UBS Commercial Mortgage Trust(a)
Class AS, 4.75%, 12/15/51	500	490,429
Series 2018-C14, Class B, 5.10%, 12/15/51	250	240,925
Series 2018-C15, Class AS, 4.67%, 12/15/51	250	244,255
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class C, 4.49%, 11/15/50(a)	155	142,685
Series 2018-C43, Class AS, 4.15%, 03/15/51(a)	750	729,173
Series 2018-C43, Class ASB, 3.95%, 03/15/51(a)	516	511,551
Series 2018-C44, Class ASB, 4.17%, 05/15/51	550	546,104
Series 2018-C47, Class AS, 4.67%, 09/15/61(a)	2,000	1,966,117
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	3,121,142
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,340,456
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	2,046,511
Series 2021-C59, Class ASB, 2.30%, 04/15/54	830	785,688
Series 2021-C61, Class C, 3.31%, 11/15/54	500	430,248
Series 2025-5C3, Class C, 6.23%, 01/15/58(a)	500	504,962
Series 2025-5C5, Class A3, 5.59%, 07/15/58	200	206,842
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2025-5C5, Class AS, 5.92%, 07/15/58	$500	$ 515,008
Series 2025-C64, Class A5, 5.65%, 02/15/58	500	519,611
Total Non-Agency Mortgage-Backed Securities — 2.7% (Cost: $154,977,031)		149,734,116
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 2.8%
Fannie Mae, Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	385	376,987
Fannie Mae-Aces
Series 2016-M5, Class A2, 2.47%, 04/25/26	4,047	3,989,524
Series 2016-M6, Class A2, 2.49%, 05/25/26	3,532	3,474,280
Series 2017-M12, Class A2, 3.06%, 06/25/27(a)	1,171	1,145,100
Series 2017-M15, Class A2, 2.97%, 09/25/27(a)	2,661	2,596,421
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	2,489	2,413,772
Series 2018-M3, Class A2, 3.06%, 02/25/30(a)	5,588	5,332,760
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,642	3,418,810
Series 2020-M46, Class A2, 1.32%, 05/25/30	4,451	3,941,596
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	3,536	3,037,978
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,489	2,148,419
Freddie Mac
Series K071, Class A2, 3.29%, 11/25/27	10,000	9,783,647
Series K117, Class A2, 1.41%, 08/25/30	3,000	2,611,400
Series K130, Class A2, 1.72%, 06/25/31	650	562,315
Series K149, Class AM, 3.53%, 09/25/32	500	467,582
Series K-150, Class A2, 3.71%, 09/25/32(a)	2,000	1,899,822
Series K-157, Class A2, 4.20%, 05/25/33	1,000	975,251
Series K-158, Class A2, 4.05%, 07/25/33	1,500	1,446,791
Series K-160, Class A2, 4.50%, 08/25/33(a)	2,000	1,986,131
Series K-167, Class A2, 4.76%, 10/25/34	3,600	3,619,332
Series K507, Class A2, 4.80%, 09/25/28(a)	2,000	2,026,826
Series K510, Class A2, 5.07%, 10/25/28(a)	1,000	1,021,074
Freddie Mac Multifamily Structured Pass Through Certificates
Series K063, Class A2, 3.43%, 01/25/27(a)	4,150	4,093,519
Series K072, Class A2, 3.44%, 12/25/27	2,000	1,962,311
Series K076, Class A2, 3.90%, 04/25/28	659	652,716
Series K081, Class A2, 3.90%, 08/25/28(a)	8,302	8,219,326
Series K088, Class A2, 3.69%, 01/25/29	413	405,704
Series K100, Class A2, 2.67%, 09/25/29	12,302	11,567,781
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,380,150
Series K109, Class A2, 1.56%, 04/25/30	8,471	7,511,478
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,937,397
Series K111, Class A2, 1.35%, 05/25/30	829	726,250
Series K120, Class A2, 1.50%, 10/25/30	2,000	1,738,205
Series K123, Class A2, 1.62%, 12/25/30	8,302	7,239,598
Series K126, Class A2, 2.07%, 01/25/31	9,074	8,085,599
Series K136, Class A2, 2.13%, 11/25/31	2,000	1,748,646
Series K143, Class A2, 2.35%, 03/25/32	3,425	3,012,123
Series K144, Class A2, 2.45%, 04/25/32	5,000	4,417,547
Series K146, Class A2, 2.92%, 06/25/32	2,000	1,815,669
Series K-151, Class A2, 3.80%, 10/25/32(a)	3,750	3,578,767
Series K-1521, Class A2, 2.18%, 08/25/36	3,967	3,086,112
Series K-154, Class A2, 4.35%, 01/25/33(a)	3,000	2,958,899
Series K-156, Class A2, 4.43%, 02/25/33(a)	2,500	2,478,496
Series K-159, Class A2, 4.50%, 07/25/33(a)	3,000	2,980,609
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K739, Class A2, 1.34%, 09/25/27	$2,957	$ 2,799,196
Series K748, Class A2, 2.26%, 01/25/29(a)	10,000	9,373,840
Series K753, Class A2, 4.40%, 10/25/30	1,928	1,930,859
FREMF Mortgage Trust, Series K541, Class A2, 4.35%, 02/25/30(a)	900	899,646
		157,876,261
Mortgage-Backed Securities — 94.5%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	754	669,891
4.00%, 02/01/47 - 02/01/57	2,733	2,540,729
3.50%, 11/01/51	4,284	3,947,807
(12-mo. RFUCCT US + 1.53%), 6.36%, 05/01/43(a)	27	27,101
(12-mo. RFUCCT US + 1.54%), 6.25%, 06/01/43(a)	37	37,664
(12-mo. RFUCCT US + 1.70%), 6.32%, 08/01/42(a)	8	8,195
(12-mo. RFUCCT US + 1.75%), 7.18%, 08/01/41(a)	2	1,609
(12-mo. RFUCCT US + 1.83%), 6.75%, 11/01/40(a)	1	1,283
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	28,791	25,772,478
2.50%, 07/01/28 - 01/01/33	5,513	5,273,563
3.50%, 03/01/32 - 06/01/49	28,380	26,148,030
5.00%, 04/01/33 - 04/01/49	1,125	1,124,459
4.00%, 05/01/33 - 01/01/49	9,684	9,144,605
5.50%, 06/01/35 - 01/01/39	37	38,477
4.50%, 06/01/38 - 01/01/49	3,954	3,848,939
(12-mo. RFUCCT US + 1.67%), 6.89%, 08/01/41(a)	2	1,690
(12-mo. RFUCCT US + 1.85%), 6.94%, 09/01/40(a)	3	3,485
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 02/20/55(b)	146,408	146,455,803
6.00%, 03/15/35 - 04/20/55(b)	93,655	95,071,180
6.50%, 09/15/36 - 06/20/55(b)	51,317	52,701,045
4.50%, 07/15/39 - 11/20/54(b)	99,559	95,243,733
5.00%, 11/15/39 - 12/20/54(b)	122,941	120,362,116
4.00%, 03/15/41 - 08/15/54(b)	98,049	91,104,123
3.50%, 09/20/42 - 08/15/54(b)	125,411	113,988,556
3.00%, 01/20/43 - 08/15/54(b)	169,448	148,663,105
2.50%, 05/20/45 - 08/15/54(b)	227,457	191,400,561
2.00%, 07/20/50 - 08/15/54(b)	247,273	199,835,885
1.50%, 10/20/51	690	527,996
Uniform Mortgage-Backed Securities
4.00%, 10/01/25 - 03/01/55(b)	254,385	238,422,696
3.50%, 02/01/26 - 08/15/54(b)	283,815	257,867,471
3.00%, 01/01/27 - 08/13/55(b)	430,103	377,332,539
2.50%, 09/01/28 - 08/15/54(b)	823,095	691,648,720
7.00%, 02/01/32	6	6,732
6.50%, 07/01/32 - 07/01/55(b)	164,582	170,796,194
5.00%, 11/01/33 - 01/01/55(b)	237,836	232,371,008
6.00%, 03/01/34 - 07/01/55(b)	313,900	319,619,430
2.00%, 12/01/35 - 08/15/54(b)	1,243,475	1,012,371,823

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
1.50%, 03/01/36 - 11/01/51(b)	$119,767	$ 96,547,527
5.50%, 04/01/36 - 07/01/55(b)	329,186	328,830,096
4.50%, 09/01/39 - 03/01/55(b)	176,060	168,123,577
		5,227,881,921
Total U.S. Government Sponsored Agency Securities — 97.3% (Cost: $5,785,369,577)		5,385,758,182
Total Long-Term Investments — 101.5% (Cost: $6,022,207,828)		5,617,738,928

	Shares
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)	429,110,820	429,282,464
Total Short-Term Securities — 7.8% (Cost: $429,117,670)		429,282,464
Total Investments Before TBA Sale Commitments — 109.3% (Cost: $6,451,325,498)		6,047,021,392

Par (000)
TBA Sale Commitments(b)
Mortgage-Backed Securities — (2.1)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/15/54	$(2,625)	(2,118,599)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
4.00%, 08/15/54	$(5,000)	$ (4,603,879)
Uniform Mortgage-Backed Securities
2.00%, 08/15/39 - 08/15/54	(17,900)	(14,878,729)
2.50%, 08/15/54	(18,000)	(14,746,066)
3.00%, 08/13/55	(14,575)	(12,471,127)
3.50%, 08/15/54	(9,000)	(8,039,054)
4.50%, 08/15/54	(7,600)	(7,208,553)
5.00%, 08/15/54	(14,300)	(13,916,727)
5.50%, 08/15/54	(20,075)	(19,968,718)
6.00%, 08/15/54	(16,950)	(17,184,280)
Total TBA Sale Commitments — (2.1)% (Proceeds: $(115,156,676))		(115,135,732)
Total Investments, Net of TBA Sale Commitments — 107.2% (Cost: $6,336,168,822)		5,931,885,660
Liabilities in Excess of Other Assets — (7.2)%		(398,482,747)
Net Assets — 100.0%		$ 5,533,402,913

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Represents or includes a TBA transaction.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 423,165,358	$ 6,238,095 (a)	$ —	$ 22,062	$ (143,051)	$ 429,282,464	429,110,820	$ 17,858,309	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares U.S. Securitized Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 76,347,602	$ —	$ 76,347,602
Corporate Bonds	—	5,899,028	—	5,899,028
Non-Agency Mortgage-Backed Securities	—	149,734,116	—	149,734,116
U.S. Government Sponsored Agency Securities	—	5,385,758,182	—	5,385,758,182
Short-Term Securities
Money Market Funds	429,282,464	—	—	429,282,464
Liabilities
Investments
TBA Sale Commitments	—	(115,135,732)	—	(115,135,732)
	$429,282,464	$5,502,603,196	$—	$5,931,885,660

Portfolio Abbreviation
BMO	BMO Capital Markets
CD	Certificate of Deposit
FREMF	Freddie Mac Multifamily Securities
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
TBA	To-Be-Announced